FINANCIAL INSTRUMENTS - Exposure to credit Risk (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 28,691,000	$ 15,990,000
Accounts and other receivables	1,883,000	6,534,000
Promissory note receivable	$ 1,250,000
Interest rate	5.00%
Cash
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 23,210,000	6,313,000
Demand deposits
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	532,000	528,000
Term deposits
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,932,000	2,777,000
Accounts and other receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	767,000	6,372,000
Accounts and other receivable | Currently due
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	489,000	5,229,000
Accounts and other receivable | Past due by 90 days or less, not impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	204,000	1,082,000
Accounts and other receivable | Past due by greater than 90 days, not impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	74,000	$ 61,000
Promissory note receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,250,000